Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Receivables [Abstract]
Accounts receivable	$ 8,015,176	$ 11,891,930
Allowance for expected credit losses	(1,009,780)	(650,396)
Accounts Receivable, net	$ 7,005,396	$ 11,241,534